NOTES PAYABLE (Details Textual) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Feb. 14, 2017	Apr. 21, 2016	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Jul. 20, 2018	Jan. 15, 2017	Dec. 31, 2016	Mar. 31, 2016	Feb. 28, 2014
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.50%			1.00%
Debt Instrument, Face Amount							$ 0	$ 2,000,000		$ 500,000	$ 500,000
Debt Instrument, Convertible, Terms of Conversion Feature							On the maturity date, without any action on the part of the Holder, the outstanding principal and accrued and unpaid interest under the notes will be converted into shares of new round stock based upon a 15% discount to the lesser of (i) (A) the VWAP average of the last 30 days ending on the closing of the qualified financing (or, in the event of multiple closings, the lowest VWAP average of the last 30 days ending on each closing of a qualified financing) in the event of a maturity date referred to in clause (b) of the definition thereof, or (B) the VWAP average of the last 30 days before the maturity date in the event of a maturity date referred to in clause (a) of the definition thereof, and (ii) $0.18.
Short-term Debt					$ 0		$ 51,479	330,600
Proceeds from Related Party Debt		$ 400,000			2,291,930
Interest Expense, Related Party								0
Repayments of Related Party Debt	$ 3,200						3,200
Due to Officers or Stockholders							4,999,975
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 1,037,067
Fair Value Assumption Expected Volatility Rate				114.00%
Fair Value Assumption Risk Free Interest Rate				1.59%			1.91%
Debt Instrument, Interest Rate Terms		In December 2017, investors of the Company advanced funds under a new convertible loan offering. These convertible loans bear interest at a fixed rate of 3% per month until the earlier of (a) January 31, 2018 and (b) the consummation of a qualified financing defined as gross proceeds of no less than $7,000,000 and up to $14,000,000 raised in one or more tranches.					In December 2017, investors of the Company advanced funds under a new convertible loan offering. These convertible loans bear interest at a fixed rate of 3% per month until the earlier of (a) January 31, 2018 and (b) the consummation of a qualified financing defined as gross proceeds of no less than $7,000,000 and up to $14,000,000 raised in one or more tranches.
Proceeds from Convertible Debt					2,934,298	$ 500,000	$ 7,111,375	2,000,000
Discount on Convertible Loans									10.00%
Interest Costs Capitalized					31,673
Accretion Expense					134,251	0	$ 1,937,308	$ 0
Debt Conversion, Converted Instrument, Type		On the maturity date, without any action on the part of the Holder, the outstanding principal and accrued and unpaid interest under the notes will be converted into shares of new round stock based upon a 15% discount to the lesser of (i) (A) the VWAP average of the last 30 days ending on the closing of the qualified financing (or, in the event of multiple closings, the lowest VWAP average of the last 30 days ending on each closing of a qualified financing) in the event of a maturity date referred to in clause (b) of the definition thereof, or (B) the VWAP average of the last 30 days before the maturity date in the event of a maturity date referred to in clause (a) of the definition thereof, and (ii) $0.18.
Amendment Of Convertible Loan Agreement Description		In January 2018, the terms of the new convertible loan offering were amended to extend the maturity date until March 31, 2018 and in March 2018 the terms of the loans were amended to change the definition of qualified financing as gross proceeds of no less than $2,000,000 and up to $14,000,000 raised in one or more tranches.
Debt Conversion, Original Debt, Amount		$ 50,000
Debt Conversion, Original Debt, Interest Rate of Debt								6.00%
Portion Of Debt Instrument ConvertedDescription								Further, the Company issued warrants to these debt holders amounting to 20% of the aggregate principal of the convertible loans divided by the exercise price, which would be determined as the lowest of a new round stock in a qualified financing, the average volume weighted average price for the sixty trading days prior to January 31, 2018 or $0.25.
Fair Value Assumptions Term							5 years
Warrant [Member]
Debt Instrument [Line Items]
Fair Value Measurement Valuation Techniques							binomial valuation model
Fair Value Assumption Exercise Price							$ 0.25
Fair Value Assumption Expected Volatility Rate							114.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Debt							$ 1,037,067	$ 17,488
Debt Instrument, Face Amount											$ 1,500,000
Interest Payable, Current							$ 17,488
Debt Instrument, Convertible, Terms of Conversion Feature			upon the consummation of an equity or equity-linked round of with an aggregate gross proceeds of $7,000,000, without any action on part of the Holder, the outstanding principal, accrued and unpaid interest and premium amount equal to 25% of the principal amount less the accrued and unpaid interest, will be converted into shares of new round stock based upon the lesser of (a) the lowest issuance (or conversion) price of new round stock in case there is more than one tranche of new round stock or (b) $0.25.				The convertible loans contain the following terms: convertible at the option of the holder at the price of the equity financing or payable on demand upon the completion of an equity financing greater than $5,000,000; automatically convertible at the price of the equity financing upon completion of an equity financing between $3,500,000 and $5,000,000
Proceeds from Contributions from Affiliates							$ 2,999,975	2,000,000
Accretion Expense							548,178
Convertible Loans Payable [Member]
Debt Instrument [Line Items]
Interest Expense, Debt							201,928
Proceeds from Contributions from Affiliates							3,611,400
Accretion Expense					134,251	0
Debt Instrument Convertible Conversion feature Fair Value Adjustments					44,087	0
Convertible Debt One [Member]
Debt Instrument [Line Items]
Interest Expense, Debt							33,556
Proceeds from Contributions from Affiliates							500,000
Debt Instrument, Interest Rate Terms	In January 2018, the terms of the new convertible loan offering were amended to extend the maturity date until March 31, 2018 and in March 2018 the terms of the loans were amended to change the definition of qualified financing as gross proceeds of no less than $2,000,000 and up to $14,000,000 raised in one or more tranches.
Fourth Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								500,000
IMT Notes [Member]
Debt Instrument [Line Items]
Interest Expense, Debt						$ 2,341	8,497	5,706
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable													$ 200,000
Debt Instrument, Interest Rate, Stated Percentage													10.00%
Interest Expense, Debt							12,957	18,740
Demand Notes payable [Member]
Debt Instrument [Line Items]
Notes Payable					0		51,479	$ 330,600				$ 0
Interest Expense, Debt					$ 1,496
Joint Venture Partner [Member]
Debt Instrument [Line Items]
Interest Expense, Debt							$ 1,290,039
Joint Venture Partner [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature							the Company’s Chinese joint venture partners loaned the Company $500,000 at an interest rate of 8% convertible into the Company’s common shares upon a capital raise (“Qualified Financing”) where gross proceeds exceed $3,000,000 at the lesser of $0.50 and the quotient of the outstanding balance on the conversion date by the price of the Qualified Financing. Additionally, the holders are entitled to warrants equaling 25% of the number of conversion shares to be issued at conversion.